Redeemable Series A Preferred Units - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 08, 2020	Feb. 01, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Series A Preferred Unit redemption accretion				$ 74.0
Stock issuance costs					$ 7.2	$ 0.0
Carrying amount of Units			$ 0.0		$ 0.0		$ 200.2
Additional Paid-in Capital
Class of Stock [Line Items]
Series A Preferred Unit redemption accretion			$ 74.0	$ 74.0
DiscoverOrg Holdings
Class of Stock [Line Items]
Liquidation preference							282.5
Carrying amount of Units							200.2	$ 0.0
Redeemable Series A Preferred Units
Class of Stock [Line Items]
Outstanding preferred units redeemed and cancelled	$ 274.2
Unpaid dividends	45.4
Excess amount due upon early redemption	28.6
Carrying amount of Units	200.2
Temporary equity, excess due upon early redemption, noncontrolling interests	17.6
Excess amount paid attributable to common stockholders	$ 11.0
Redeemable Series A Preferred Units | DiscoverOrg Holdings
Class of Stock [Line Items]
Series A Preferred Unit redemption accretion		$ 51.8
Proceeds from sale of Series A Preferred Units		200.2
Stock issuance costs		$ 0.6
Outstanding preferred units redeemed and cancelled							$ 51.8
Initial liquidiation preference (in dollars per share)							$ 4
Redeemable Series A Preferred Units | DiscoverOrg Holdings | Minimum
Class of Stock [Line Items]
Priority return rate							15.00%
Redeemable Series A Preferred Units | DiscoverOrg Holdings | Maximum
Class of Stock [Line Items]
Priority return rate							17.00%